Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) $ / shares in Units, € in Millions				12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						€ 1,162.0	€ 1,343.8
Listing and share transaction costs						(27.7)	(27.4)	€ (27.3)
Total net share capital and capital reserve						1,134.3	1,316.4
Share repurchase programme | $	$ 151.6	$ 500,000,000.0	$ 500,000,000.0
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						€ 1,162.0	€ 1,343.8
Increase (decrease) in number of ordinary shares issued | shares				(400,000)	(300,000)
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00			$ 10.00	$ 10.00
Number of shares issued and fully paid (in shares) | shares						142,426,655	156,090,858